Income Taxes - Schedule of Income Tax Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Computed “expected” tax expense					$ (16,758)	$ (15,765)
Increase (reduction) in income taxes resulting from:
Change in the valuation allowance					(40,114)	9,506
State taxes, net of federal benefit					607	(141)
Federal research and development credits					(236)	(21)
Change in Federal Tax Rate					56,105	0
Cancellation of Options					0	3,451
Nondeductible Interest					0	1,976
Stock Compensation					0	831
Other, net					396	163
Total income tax expense/(benefit)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0